Stockholder's Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Balance of Stockholder's Equity

	Convertible Series A						Total
	Preferred Stock		Common Stock		Paid-in	Accumulated	Stockholders'
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance, Dec 31, 2016	300	$245,838	2,542,504	$254	13,699,785	$(12,813,044)	$1,132,833
Issuance of common stock	-	-	15,000	2	58,498		58,500
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants	-	-	192,308	19	743,948		743,967
Issuance of common stock from warrant exercise for cash	-	-	40,834	4	159,246		159,250
Issuance of common stock for services by third parties	-	-	19,796	2	83,798		83,800
Issuance of common stock for services by employees	-	-	575	-	2,517		2,517
Stock-based compensation	-	-	-	-	158,658		158,658
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580	-	-	86,667	9	371,411		371,420
Shares Issued for payoff of long-term notes	-	-	22,436	2	87,498		87,500
Cumulative dividend on Series A preferred	-	5,037				(5,037)	-
Common shares issued for preferred conversion	(250)	(201,449)	83,334	8	201,441		-
Net loss	-	-	-	-	-	(901,818)	(901,818)
Balance, Mar 31, 2017	50	$49,426	3,003,451	$300	$15,566,800	$(13,719,899)	$1,896,627

Schedule of Issuance of Convertible Preferred Stock

					Number of shares
	Shares	Shares Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share

Series A	3,000	50	$49,426	$4.50	11,111	$125,000	$2,500

The following table provides various information about the Series A convertible preferred stock.

		Shares			Number of shares
	Shares	Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share
Series A convertible preferred stock	3,000	50	$38,932	$4.50	11,112	$125,000	$2,500

Summary of Stock Option Activity

A summary of all stock option activity at and for the three months ended March 31, 2017 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2016	173,750		$9.24
Options granted	111,667	(1)	4.71
Options exercised	-		-
Options canceled	-		-
Outstanding at March 31, 2017	285,417		$7.47

Exercisable at March 31, 2017	86,285		$11.79

(1) options granted under 2016 Stock Incentive Plan;

A summary of all stock option activity at and for the years ended December 31, 2016 and 2015 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2014	16,667	(1)	$24.00
Options granted	27,500	(2)	69.60
Options exercised	-		-
Options canceled	(7,500	)(2)	120.00
Outstanding at December 31, 2015	36,667		$38.40
Options granted	142,500	(3)	5.49
Options exercised	-		-
Options canceled	(5,417	)(3)	108.69
Outstanding at December 31, 2016	173,750		$9.24

Exercisable at December 31, 2016	48,325		$14.31

(1) Non-Plan options.

(2) 27,500 options granted under 2015 Stock Incentive Plan; 7,500 non-plan options, which were subsequently canceled under an agreement with the holder.

(3) 142,500 options granted under 2016 Equity Incentive Plan; 5,417 options were canceled under the 2015 Stock Incentive Plan.

Schedule of Weighted-average Assumptions Used in Black-Scholes Valuation Method

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the three months ended March 31, 2017:

Risk-free interest rate	1.60%
Expected term (in years)	7.25
Dividend yield	-
Expected volatility	75%

Warrant [Member]
Schedule of Weighted-average Assumptions Used in Black-Scholes Valuation Method

Black-Scholes option-pricing model using the weighted-average assumptions below:

Volatility	75%
Risk-free interest rate	1.50%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$4.38

Volatility	75%
Risk-free interest rate	1.03%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$5.04

Summary of Warrant Activity

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$—

Three months ended March 31, 2017:
Granted	192,308	3.00 years	$7.50	$0
Exercised	(40,834)	2.00 years	$3.90
Forfeited and cancelled	-	-	-	-

Outstanding at March 31, 2017	998,239	2.61 years	$6.75	$0

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2015	—	—	$—	$—

Granted	1,435,639		$6.18	$-
Exercised	(483,773)		3.90
Forfeited and cancelled	(105,101)		6.00	-

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$-